UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 – November 30, 2014

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
NOVEMBER 30, 2014

	Security
Shares	Description	Value
Common Stock - 47.1%
Communications - 1.3%
24,600	Verizon Communications, Inc. (a)(b)	$1,244,514

Consumer Discretionary - 4.8%
14,500	Starbucks Corp. (a)(b)	1,177,545
11,300	The Home Depot, Inc. (a)(b)	1,123,220
11,800	Time Warner Cable, Inc. (a)(b)	1,761,504
4,400	Tupperware Brands Corp. (a)	295,900
1,500	Whirlpool Corp. (a)(b)	279,255
		4,637,424
Consumer Staples - 4.9%
11,800	Diageo PLC, ADR (a)(b)	1,453,760
18,200	PepsiCo, Inc. (a)(b)	1,821,820
16,000	The Procter & Gamble Co. (a)(b)	1,446,880
		4,722,460
Energy - 5.4%
11,300	Chevron Corp. (a)(b)	1,230,231
14,800	Occidental Petroleum Corp. (a)(b)	1,180,596
15,600	Schlumberger, Ltd. (a)(b)	1,340,820
28,300	The Williams Cos., Inc. (a)(b)	1,464,525
		5,216,172
Financials - 7.6%
13,000	ACE, Ltd. (a)(b)	1,486,420
69,300	American Realty Capital Properties, Inc. REIT (a)(b)	651,420
23,300	JPMorgan Chase & Co. (a)(b)	1,401,728
23,100	NorthStar Asset Management Group, Inc. (a)(b)	483,945
72,900	NorthStar Realty Finance Corp. REIT (a)(b)	1,331,883
8,918	Outfront Media, Inc. REIT (a)	241,321
24,300	The Blackstone Group LP (a)(b)	814,536
9,500	The Chubb Corp. (a)(b)	978,975
		7,390,228
Health Care - 9.6%
31,300	Abbott Laboratories (a)(b)	1,393,163
7,500	Amgen, Inc. (a)(b)	1,239,825
7,700	Covidien PLC (a)(b)	777,700
14,600	Johnson & Johnson (a)(b)	1,580,450
17,700	Medtronic, Inc. (a)(b)	1,307,499
45,900	Pfizer, Inc. (a)(b)	1,429,785
16,600	UnitedHealth Group, Inc. (a)(b)	1,637,258
		9,365,680
Industrials - 7.4%
63,000	General Electric Co. (a)(b)	1,668,870
15,500	Honeywell International, Inc. (a)(b)	1,535,585
12,000	Raytheon Co. (a)(b)	1,280,400
10,100	The Boeing Co. (a)(b)	1,357,036
12,600	United Technologies Corp. (a)(b)	1,387,008
		7,228,899
Information Technology - 5.1%
32,900	Altera Corp. (a)(b)	1,237,698
43,800	EMC Corp. (a)(b)	1,329,330
19,600	QUALCOMM, Inc. (a)(b)	1,428,840
21,900	Xilinx, Inc. (a)(b)	995,136
		4,991,004
Materials - 1.0%
17,700	International Paper Co. (a)(b)	952,614

Total Common Stock
(Cost $45,609,284)		45,748,995
Money Market Fund - 39.8%
38,698,501	Fidelity Institutional Cash Money Market Fund, 0.05% (c) (Cost $38,698,501)	38,698,501

Total Investments - 86.9%
(Cost $84,307,785)*		$84,447,496
Total Written Options - (1.4)%
(Premiums Received $(968,697))*		(1,321,926)
Other Assets & Liabilities, Net – 14.5%		14,051,089
Net Assets – 100.0%		$97,176,659

DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
NOVEMBER 30, 2014

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (1.4)%
Call Options Written - (1.1)%
(14)	Abbott Laboratories	$45.00	12/14	$(511)
(97)	Abbott Laboratories	44.00	12/14	(8,875)
(95)	Abbott Laboratories	45.00	01/15	(6,460)
(106)	ACE, Ltd.	110.00	12/14	(47,170)
(24)	ACE, Ltd.	115.00	01/15	(3,720)
(76)	Altera Corp.	37.00	12/14	(8,740)
(140)	Altera Corp.	36.00	12/14	(24,640)
(62)	Altera Corp.	38.00	01/15	(6,200)
(15)	Altera Corp.	37.00	01/15	(2,220)
(36)	American Realty Capital Properties, Inc. REIT	12.00	12/14	(36)
(80)	American Realty Capital Properties, Inc. REIT	10.00	12/14	(1,200)
(48)	American Realty Capital Properties, Inc. REIT	9.00	12/14	(2,880)
(187)	American Realty Capital Properties, Inc. REIT	10.00	01/15	(6,545)
(31)	Amgen, Inc.	165.00	12/14	(10,695)
(10)	Amgen, Inc.	155.00	12/14	(10,340)
(14)	Amgen, Inc.	145.00	12/14	(28,525)
(13)	Amgen, Inc.	170.00	01/15	(4,128)
(19)	Chevron Corp.	122.00	12/14	(19)
(34)	Chevron Corp.	120.00	01/15	(952)
(18)	Covidien PLC	100.00	12/14	(5,625)
(27)	Covidien PLC	97.50	12/14	(15,120)
(32)	Covidien PLC	92.50	12/14	(29,280)
(47)	Diageo PLC, ADR	120.00	12/14	(20,304)
(15)	Diageo PLC, ADR	125.00	01/15	(2,700)
(33)	Diageo PLC, ADR	120.00	01/15	(16,500)
(19)	Diageo PLC, ADR	115.00	01/15	(16,074)
(36)	EMC Corp.	29.00	12/14	(5,274)
(40)	EMC Corp.	30.00	12/14	(2,620)
(43)	EMC Corp.	31.00	12/14	(1,290)
(36)	EMC Corp.	30.00	12/14	(2,880)
(24)	EMC Corp.	29.00	12/14	(3,840)
(36)	EMC Corp.	30.00	12/14	(3,024)
(19)	EMC Corp.	33.00	01/15	(380)
(77)	EMC Corp.	32.00	01/15	(2,464)
(24)	General Electric Co.	26.00	12/14	(1,296)
(164)	General Electric Co.	27.00	12/14	(2,132)
(122)	General Electric Co.	26.00	12/14	(7,564)
(48)	General Electric Co.	27.00	12/14	(672)
(30)	General Electric Co.	26.50	12/14	(1,020)
(91)	General Electric Co.	27.00	01/15	(2,275)
(18)	Honeywell International, Inc.	100.00	12/14	(1,476)
(62)	Honeywell International, Inc.	97.50	12/14	(14,384)
(24)	Honeywell International, Inc.	92.50	12/14	(16,080)
(30)	Honeywell International, Inc.	100.00	01/15	(4,920)
(17)	International Paper Co.	53.50	12/14	(1,241)
(39)	International Paper Co.	55.00	12/14	(2,048)
(15)	International Paper Co.	54.00	12/14	(1,380)
(17)	International Paper Co.	52.50	12/14	(3,349)
(34)	International Paper Co.	54.00	12/14	(3,536)
(28)	International Paper Co.	53.50	12/14	(3,892)
(13)	Johnson & Johnson	110.00	12/14	(663)
(1)	Johnson & Johnson	105.00	12/14	(353)
(35)	Johnson & Johnson	109.00	12/14	(3,885)
(52)	Johnson & Johnson	110.00	01/15	(5,720)
(24)	JPMorgan Chase & Co.	62.50	12/14	(144)
(47)	JPMorgan Chase & Co.	60.00	12/14	(4,230)
(20)	JPMorgan Chase & Co.	61.00	12/14	(1,130)
(48)	JPMorgan Chase & Co.	62.50	01/15	(2,208)
(19)	JPMorgan Chase & Co.	60.00	01/15	(2,641)
(28)	Medtronic, Inc.	69.50	12/14	(13,090)
(17)	Medtronic, Inc.	68.50	12/14	(9,520)
(15)	Medtronic, Inc.	72.50	12/14	(3,030)
(19)	Medtronic, Inc.	70.00	12/14	(7,790)
(46)	Medtronic, Inc.	67.50	12/14	(30,590)
(38)	Medtronic, Inc.	72.50	01/15	(9,633)
(40)	NorthStar Asset Management Group, Inc.	22.50	12/14	(40)
(93)	NorthStar Asset Management Group, Inc.	20.00	12/14	(11,160)
(79)	NorthStar Asset Management Group, Inc.	20.00	01/15	(12,442)
(154)	NorthStar Realty Finance Corp. REIT	19.00	12/14	(2,772)
(157)	NorthStar Realty Finance Corp. REIT	18.00	12/14	(8,635)
(133)	NorthStar Realty Finance Corp. REIT	19.00	01/15	(4,323)
(35)	Occidental Petroleum Corp.	95.00	12/14	(35)
(17)	Occidental Petroleum Corp.	90.00	12/14	(17)
(36)	Occidental Petroleum Corp.	90.00	01/15	(846)
(24)	Outfront Media, Inc. REIT	31.00	12/14	(5,267)
(4)	Outfront Media, Inc. REIT	29.00	12/14	(1,254)
(16)	Outfront Media, Inc. REIT	30.00	12/14	(4,341)
(30)	Outfront Media, Inc. REIT	31.00	01/15	(6,395)
(69)	PepsiCo, Inc.	97.50	12/14	(18,354)
(19)	PepsiCo, Inc.	95.00	12/14	(9,652)
(15)	PepsiCo, Inc.	100.00	01/15	(2,175)
(79)	PepsiCo, Inc.	100.00	01/15	(14,022)
(50)	Pfizer, Inc.	30.50	12/14	(4,000)
(117)	Pfizer, Inc.	30.00	12/14	(14,508)
(47)	Pfizer, Inc.	29.00	12/14	(10,269)
(17)	Pfizer, Inc.	30.50	12/14	(1,573)
(145)	Pfizer, Inc.	31.00	01/15	(12,180)
(19)	QUALCOMM, Inc.	78.00	12/14	(19)
(15)	QUALCOMM, Inc.	80.00	12/14	(15)
(24)	QUALCOMM, Inc.	77.50	12/14	(96)
(19)	QUALCOMM, Inc.	73.00	12/14	(2,128)
(29)	QUALCOMM, Inc.	75.00	01/15	(2,407)
(91)	Raytheon Co.	105.00	12/14	(25,389)
(12)	Raytheon Co.	105.00	01/15	(4,080)
(17)	Raytheon Co.	100.00	01/15	(13,039)
(15)	Schlumberger, Ltd.	102.00	12/14	(15)
(14)	Schlumberger, Ltd.	100.00	12/14	(140)
(13)	Schlumberger, Ltd.	87.50	12/14	(2,600)
(17)	Schlumberger, Ltd.	102.00	12/14	(17)
(15)	Schlumberger, Ltd.	103.00	01/15	(15)
(38)	Schlumberger, Ltd.	105.00	01/15	(950)
(39)	Starbucks Corp.	80.00	12/14	(8,307)
(24)	Starbucks Corp.	77.50	12/14	(9,600)
(24)	Starbucks Corp.	80.00	01/15	(5,760)
(17)	Starbucks Corp.	82.50	01/15	(2,312)
(17)	Starbucks Corp.	80.00	01/15	(4,539)
(19)	The Blackstone Group LP	32.00	12/14	(3,040)
(24)	The Blackstone Group LP	33.00	12/14	(2,292)
(55)	The Blackstone Group LP	31.00	12/14	(13,750)
(24)	The Blackstone Group LP	34.50	12/14	(720)
(23)	The Blackstone Group LP	33.00	12/14	(2,208)
(25)	The Blackstone Group LP	31.50	12/14	(5,275)
(48)	The Blackstone Group LP	35.00	01/15	(1,920)
(15)	The Boeing Co.	129.00	12/14	(8,362)
(20)	The Boeing Co.	135.00	12/14	(3,100)
(12)	The Boeing Co.	137.00	01/15	(1,566)
(27)	The Boeing Co.	135.00	01/15	(7,654)
(20)	The Chubb Corp.	100.00	12/14	(7,000)
(15)	The Chubb Corp.	95.00	12/14	(12,300)
(13)	The Chubb Corp.	105.00	01/15	(936)
(47)	The Chubb Corp.	100.00	01/15	(17,860)
(26)	The Home Depot, Inc.	100.00	12/14	(2,496)
(55)	The Home Depot, Inc.	97.50	12/14	(13,255)
(15)	The Home Depot, Inc.	97.00	12/14	(4,388)
(15)	The Home Depot, Inc.	100.00	01/15	(2,790)
(10)	The Procter & Gamble Co.	89.00	12/14	(1,730)
(28)	The Procter & Gamble Co.	90.00	12/14	(3,500)
(15)	The Procter & Gamble Co.	90.00	12/14	(1,980)
(12)	The Procter & Gamble Co.	88.00	12/14	(3,354)
(95)	The Procter & Gamble Co.	90.00	01/15	(17,195)
(18)	The Williams Cos., Inc.	59.00	12/14	(18)
(46)	The Williams Cos., Inc.	60.00	12/14	(46)
(24)	The Williams Cos., Inc.	57.50	12/14	(240)
(17)	The Williams Cos., Inc.	55.00	12/14	(578)
(19)	The Williams Cos., Inc.	57.00	12/14	(532)
(24)	The Williams Cos., Inc.	58.50	01/15	(600)
(43)	The Williams Cos., Inc.	60.00	01/15	(645)
(36)	The Williams Cos., Inc.	57.50	01/15	(1,368)
(13)	Time Warner Cable, Inc.	155.00	12/14	(1,203)
(53)	Time Warner Cable, Inc.	145.00	12/14	(32,595)
(15)	Time Warner Cable, Inc.	150.00	01/15	(8,625)
(13)	Time Warner Cable, Inc.	140.00	01/15	(15,990)
(44)	Tupperware Brands Corp.	60.00	12/14	(29,920)
(14)	United Technologies Corp.	108.00	12/14	(3,535)
(12)	United Technologies Corp.	109.00	12/14	(2,490)
(11)	United Technologies Corp.	110.00	12/14	(1,942)
(15)	United Technologies Corp.	105.00	12/14	(8,662)
(15)	United Technologies Corp.	109.00	12/14	(3,863)
(15)	United Technologies Corp.	111.00	01/15	(2,445)
(33)	United Technologies Corp.	105.00	01/15	(21,582)
(15)	UnitedHealth Group, Inc.	95.00	12/14	(5,700)
(30)	UnitedHealth Group, Inc.	97.50	12/14	(6,120)
(30)	UnitedHealth Group, Inc.	95.00	12/14	(11,610)
(24)	UnitedHealth Group, Inc.	90.00	12/14	(21,432)
(37)	UnitedHealth Group, Inc.	100.00	01/15	(6,105)
(30)	UnitedHealth Group, Inc.	97.50	01/15	(8,625)
(72)	Verizon Communications, Inc.	50.00	12/14	(7,236)
(37)	Verizon Communications, Inc.	50.50	12/14	(2,849)
(35)	Verizon Communications, Inc.	50.50	01/15	(3,010)
(39)	Verizon Communications, Inc.	50.00	01/15	(4,816)
(15)	Whirlpool Corp.	165.00	12/14	(32,475)
(37)	Xilinx, Inc.	47.00	12/14	(1,147)
(24)	Xilinx, Inc.	46.00	12/14	(1,572)
(35)	Xilinx, Inc.	45.00	12/14	(3,920)
(21)	Xilinx, Inc.	43.00	12/14	(5,355)
(48)	Xilinx, Inc.	47.00	01/15	(3,648)
Total Call Options Written
(Premiums Received $(625,842))				(1,089,981)
Put Options Written - (0.3)%
(37)	Abbott Laboratories	43.00	12/14	(629)
(24)	Abbott Laboratories	42.00	12/14	(216)
(20)	Abbott Laboratories	41.00	12/14	(110)
(47)	Abbott Laboratories	37.00	12/14	(94)
(84)	Abbott Laboratories	42.00	01/15	(2,604)
(24)	Abbott Laboratories	41.00	01/15	(432)
(51)	ACE, Ltd.	110.00	12/14	(1,402)
(12)	ACE, Ltd.	105.00	12/14	(12)
(10)	ACE, Ltd.	100.00	12/14	(10)
(24)	ACE, Ltd.	97.50	12/14	(24)
(43)	Altera Corp.	35.00	12/14	(602)
(43)	Altera Corp.	34.00	12/14	(43)
(24)	Altera Corp.	32.00	12/14	(24)
(23)	Altera Corp.	31.00	12/14	(23)
(59)	Altera Corp.	28.00	12/14	(59)
(55)	Altera Corp.	34.00	01/15	(1,375)
(19)	Altera Corp.	33.00	01/15	(285)
(24)	Altera Corp.	32.00	01/15	(240)
(172)	American Realty Capital Properties, Inc. REIT	9.00	12/14	(5,160)
(24)	American Realty Capital Properties, Inc. REIT	5.00	12/14	(24)
(12)	Amgen, Inc.	155.00	12/14	(864)
(15)	Amgen, Inc.	150.00	12/14	(510)
(14)	Amgen, Inc.	120.00	12/14	(14)
(13)	Amgen, Inc.	157.50	01/15	(2,275)
(13)	Amgen, Inc.	150.00	01/15	(1,482)
(24)	Chevron Corp.	110.00	12/14	(7,320)
(19)	Chevron Corp.	100.00	12/14	(665)
(29)	Chevron Corp.	110.00	01/15	(11,107)
(12)	Covidien PLC	92.50	12/14	(840)
(12)	Covidien PLC	90.00	12/14	(420)
(24)	Covidien PLC	75.00	12/14	(24)
(9)	Covidien PLC	65.00	12/14	(9)
(10)	Covidien PLC	60.00	12/14	(10)
(15)	Covidien PLC	77.50	01/15	(900)
(11)	Diageo PLC, ADR	115.00	12/14	(220)
(17)	Diageo PLC, ADR	110.00	12/14	(17)
(34)	Diageo PLC, ADR	115.00	01/15	(2,040)
(36)	EMC Corp.	26.50	12/14	(36)
(24)	EMC Corp.	28.50	12/14	(228)
(31)	EMC Corp.	27.00	12/14	(186)
(24)	EMC Corp.	29.00	12/14	(408)
(19)	EMC Corp.	27.00	12/14	(152)
(60)	EMC Corp.	24.00	12/14	(300)
(24)	EMC Corp.	28.00	12/14	(384)
(60)	EMC Corp.	27.00	01/15	(900)
(36)	General Electric Co.	24.50	12/14	(36)
(24)	General Electric Co.	26.00	12/14	(528)
(72)	General Electric Co.	25.00	12/14	(432)
(55)	General Electric Co.	24.00	12/14	(165)
(71)	General Electric Co.	23.00	12/14	(107)
(24)	General Electric Co.	26.00	12/14	(624)
(48)	General Electric Co.	25.00	12/14	(480)
(19)	General Electric Co.	26.00	01/15	(836)
(67)	General Electric Co.	25.00	01/15	(1,206)
(15)	Honeywell International, Inc.	97.50	12/14	(1,080)
(21)	Honeywell International, Inc.	92.50	12/14	(252)
(12)	Honeywell International, Inc.	90.00	12/14	(108)
(22)	Honeywell International, Inc.	85.00	12/14	(187)
(12)	Honeywell International, Inc.	80.00	12/14	(48)
(17)	Honeywell International, Inc.	95.00	01/15	(1,411)
(15)	Honeywell International, Inc.	92.50	01/15	(765)
(15)	International Paper Co.	51.50	12/14	(293)
(17)	International Paper Co.	47.00	12/14	(204)
(32)	International Paper Co.	52.50	12/14	(1,760)
(24)	International Paper Co.	46.00	12/14	(288)
(34)	International Paper Co.	51.50	12/14	(1,581)
(19)	International Paper Co.	49.00	01/15	(826)
(12)	Johnson & Johnson	100.00	12/14	(12)
(35)	Johnson & Johnson	105.00	12/14	(805)
(14)	Johnson & Johnson	92.50	12/14	(42)
(24)	Johnson & Johnson	106.00	12/14	(1,284)
(17)	Johnson & Johnson	105.00	01/15	(1,224)
(24)	JPMorgan Chase & Co.	59.00	12/14	(660)
(29)	JPMorgan Chase & Co.	55.00	12/14	(203)
(24)	JPMorgan Chase & Co.	50.00	12/14	(72)
(24)	JPMorgan Chase & Co.	59.00	12/14	(1,200)
(44)	JPMorgan Chase & Co.	57.50	01/15	(3,256)
(24)	JPMorgan Chase & Co.	55.00	01/15	(840)
(34)	Medtronic, Inc.	70.00	12/14	(782)
(19)	Medtronic, Inc.	67.50	12/14	(247)
(15)	Medtronic, Inc.	65.00	12/14	(135)
(35)	Medtronic, Inc.	57.50	12/14	(35)
(24)	Medtronic, Inc.	67.50	01/15	(948)
(41)	NorthStar Asset Management Group, Inc.	20.00	12/14	(1,332)
(24)	NorthStar Asset Management Group, Inc.	15.00	12/14	(24)
(24)	NorthStar Asset Management Group, Inc.	20.00	01/15	(1,200)
(34)	NorthStar Realty Finance Corp. REIT	18.00	12/14	(850)
(48)	NorthStar Realty Finance Corp. REIT	17.00	12/14	(480)
(119)	NorthStar Realty Finance Corp. REIT	16.00	12/14	(119)
(109)	NorthStar Realty Finance Corp. REIT	17.00	01/15	(3,270)
(29)	NorthStar Realty Finance Corp. REIT	16.00	01/15	(29)
(14)	Occidental Petroleum Corp.	83.00	12/14	(5,110)
(14)	Occidental Petroleum Corp.	85.00	12/14	(8,890)
(35)	Occidental Petroleum Corp.	80.00	12/14	(8,925)
(17)	Occidental Petroleum Corp.	82.00	12/14	(6,681)
(17)	Occidental Petroleum Corp.	82.50	01/15	(7,922)
(17)	PepsiCo, Inc.	97.50	12/14	(901)
(15)	PepsiCo, Inc.	95.00	12/14	(270)
(17)	PepsiCo, Inc.	92.50	12/14	(153)
(21)	PepsiCo, Inc.	90.00	12/14	(116)
(17)	PepsiCo, Inc.	95.00	01/15	(1,088)
(12)	PepsiCo, Inc.	92.50	01/15	(408)
(19)	Pfizer, Inc.	30.00	12/14	(219)
(20)	Pfizer, Inc.	29.00	12/14	(80)
(24)	Pfizer, Inc.	26.00	12/14	(24)
(24)	Pfizer, Inc.	29.50	12/14	(180)
(48)	Pfizer, Inc.	30.00	01/15	(1,536)
(96)	Pfizer, Inc.	29.00	01/15	(1,344)
(20)	QUALCOMM, Inc.	74.00	12/14	(2,660)
(17)	QUALCOMM, Inc.	71.00	12/14	(204)
(24)	QUALCOMM, Inc.	62.50	12/14	(72)
(19)	QUALCOMM, Inc.	68.00	12/14	(314)
(15)	QUALCOMM, Inc.	67.50	01/15	(540)
(19)	QUALCOMM, Inc.	65.00	01/15	(380)
(24)	Raytheon Co.	105.00	12/14	(2,364)
(15)	Raytheon Co.	100.00	12/14	(300)
(17)	Raytheon Co.	97.50	12/14	(230)
(15)	Raytheon Co.	90.00	12/14	(83)
(17)	Raytheon Co.	87.50	12/14	(77)
(17)	Raytheon Co.	97.50	01/15	(858)
(11)	Schlumberger, Ltd.	93.00	12/14	(7,700)
(6)	Schlumberger, Ltd.	95.00	12/14	(5,616)
(15)	Schlumberger, Ltd.	90.00	12/14	(8,400)
(12)	Schlumberger, Ltd.	85.00	12/14	(3,078)
(14)	Schlumberger, Ltd.	80.00	12/14	(1,400)
(17)	Schlumberger, Ltd.	91.00	12/14	(12,104)
(12)	Schlumberger, Ltd.	82.50	01/15	(3,420)
(24)	Starbucks Corp.	77.50	12/14	(840)
(17)	Starbucks Corp.	75.00	12/14	(221)
(17)	Starbucks Corp.	75.00	12/14	(314)
(19)	Starbucks Corp.	75.00	01/15	(437)
(17)	Starbucks Corp.	77.50	01/15	(1,207)
(32)	Starbucks Corp.	75.00	01/15	(1,184)
(17)	The Blackstone Group LP	28.00	12/14	(17)
(24)	The Blackstone Group LP	31.00	12/14	(288)
(24)	The Blackstone Group LP	30.00	12/14	(168)
(24)	The Blackstone Group LP	26.00	12/14	(24)
(48)	The Blackstone Group LP	32.00	12/14	(1,392)
(24)	The Blackstone Group LP	31.00	12/14	(372)
(24)	The Blackstone Group LP	32.00	01/15	(816)
(24)	The Blackstone Group LP	31.00	01/15	(552)
(12)	The Boeing Co.	119.00	12/14	(132)
(15)	The Boeing Co.	115.00	12/14	(135)
(14)	The Boeing Co.	110.00	12/14	(105)
(15)	The Boeing Co.	129.00	12/14	(945)
(12)	The Boeing Co.	125.00	01/15	(960)
(12)	The Boeing Co.	120.00	01/15	(492)
(15)	The Chubb Corp.	100.00	12/14	(457)
(47)	The Chubb Corp.	100.00	01/15	(3,901)
(32)	The Home Depot, Inc.	95.00	12/14	(1,280)
(24)	The Home Depot, Inc.	80.00	12/14	(84)
(19)	The Home Depot, Inc.	90.00	01/15	(817)
(12)	The Procter & Gamble Co.	89.00	12/14	(360)
(19)	The Procter & Gamble Co.	86.00	12/14	(162)
(12)	The Procter & Gamble Co.	85.00	12/14	(108)
(39)	The Procter & Gamble Co.	80.00	12/14	(98)
(12)	The Procter & Gamble Co.	88.00	12/14	(480)
(30)	The Procter & Gamble Co.	87.50	01/15	(1,800)
(26)	The Williams Cos., Inc.	48.00	12/14	(507)
(48)	The Williams Cos., Inc.	50.00	12/14	(6,000)
(24)	The Williams Cos., Inc.	49.00	12/14	(2,112)
(24)	The Williams Cos., Inc.	40.00	12/14	(252)
(36)	The Williams Cos., Inc.	38.00	12/14	(180)
(19)	The Williams Cos., Inc.	51.00	12/14	(3,021)
(24)	The Williams Cos., Inc.	50.00	01/15	(3,768)
(17)	The Williams Cos., Inc.	43.00	01/15	(816)
(49)	Time Warner Cable, Inc.	135.00	12/14	(2,572)
(10)	Time Warner Cable, Inc.	115.00	12/14	(10)
(32)	Time Warner Cable, Inc.	125.00	01/15	(4,000)
(15)	United Technologies Corp.	105.00	12/14	(600)
(15)	United Technologies Corp.	106.00	12/14	(892)
(15)	United Technologies Corp.	106.00	01/15	(1,102)
(27)	United Technologies Corp.	105.00	01/15	(2,727)
(15)	UnitedHealth Group, Inc.	95.00	12/14	(592)
(17)	UnitedHealth Group, Inc.	95.00	12/14	(952)
(12)	UnitedHealth Group, Inc.	92.50	12/14	(288)
(15)	UnitedHealth Group, Inc.	90.00	12/14	(210)
(17)	UnitedHealth Group, Inc.	82.50	12/14	(128)
(45)	UnitedHealth Group, Inc.	92.50	01/15	(3,442)
(16)	Verizon Communications, Inc.	48.00	12/14	(128)
(24)	Verizon Communications, Inc.	47.00	12/14	(120)
(24)	Verizon Communications, Inc.	46.00	12/14	(96)
(24)	Verizon Communications, Inc.	45.00	12/14	(84)
(24)	Verizon Communications, Inc.	49.50	12/14	(744)
(30)	Verizon Communications, Inc.	49.00	01/15	(1,440)
(24)	Verizon Communications, Inc.	48.00	01/15	(864)
(29)	Verizon Communications, Inc.	47.00	01/15	(667)
(19)	Whirlpool Corp.	125.00	12/14	(19)
(17)	Xilinx, Inc.	43.00	12/14	(399)
(19)	Xilinx, Inc.	41.00	12/14	(152)
(17)	Xilinx, Inc.	39.00	12/14	(77)
(24)	Xilinx, Inc.	37.00	12/14	(24)
(36)	Xilinx, Inc.	42.00	01/15	(1,476)
(24)	Xilinx, Inc.	41.00	01/15	(744)
Total Put Options Written
(Premiums Received $(342,855))				(231,945)
Total Written Options - (1.4)%
(Premiums Received $(968,697))				$(1,321,926)

DIVIDEND PLUS+ INCOME FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
NOVEMBER 30, 2014 (Unaudited)

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust.
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of November 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,647,912
Gross Unrealized Depreciation	(1,861,430)
Net Unrealized Depreciation	$(213,518)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of November 30, 2014.

	Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$1,244,514	$-	$-	$1,244,514
Consumer Discretionary	4,637,424	-	-	4,637,424
Consumer Staples	4,722,460	-	-	4,722,460
Energy	5,216,172	-	-	5,216,172
Financials	7,390,228	-	-	7,390,228
Health Care	9,365,680	-	-	9,365,680
Industrials	7,228,899	-	-	7,228,899
Information Technology	4,991,004	-	-	4,991,004
Materials	952,614	-	-	952,614
Money Market Fund	-	38,698,501	-	38,698,501
Total Investments At Value	45,748,995	38,698,501	-	84,447,496
Total Assets	$45,748,995	$38,698,501	$-	$84,447,496

Liabilities
Other Financial Instruments**
Written Options	(697,064)	(624,862)	-	(1,321,926)
Total Liabilities	$(697,064)	$(624,862)	$-	$(1,321,926)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	January 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	January 8, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	January 8, 2015